Investments Securities and Derivatives - Summary of Financial Assets at FVTPL (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTPL	₸ 17,149	₸ 642
Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTPL	₸ 17,149	₸ 642